Segment Information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Segment Information

Note 34—Segment Information

ITAÚ UNIBANCO HOLDING is a banking institution that offers its customers a wide range of financial products and services.

The current operational and reporting segments of ITAÚ UNIBANCO HOLDING are described below:

•	Retail Banking

The result of the Retail Banking segment arises from the offer of banking products and services to a diversified client base of account holders and non-account holders, individuals and companies. The segment includes retail clients, high net worth clients (Itaú Uniclass and Personnalité), and the corporate segment (very small and small companies). This segment comprises financing and lending activities carried out in units other than the branch network, and offering of credit cards, in addition to operations with Itaú Consignado.

•	Wholesale Banking

The result of the Wholesale Banking segment arises from the products and services offered to middle-market companies, private banking clients, from the activities of Latin America units, and the activities of Itaú BBA, the unit in charge of commercial operations with large companies and performing as an investment banking unit.

•	Activities with the Market + Corporation

This segment records the result arising from capital surplus, subordinated debt surplus and the net balance of tax credits and debits. It also shows the financial margin with the market, the Treasury operating cost, the equity in earnings of companies not associated to each segment and the interest in Porto Seguro.

Basis of presentation of segment information

Segment information is prepared based on the reports used by top management (Executive Committee) to assess the performance and to make decisions regarding the allocation of funds for investment and other purposes.

The top management (Executive Committee) of ITAÚ UNIBANCO HOLDING uses a variety of information for such purposes including financial and non-financial information that is measured on different bases as well as information prepared based on accounting practices adopted in Brazil. The main index used to monitor the business performance is the Recurring Net Income and the Economic Capital allocated to each segment.

The segment information has been prepared following accounting practices adopted in Brazil modified for the adjustments described below:

•	Allocated capital and income tax rate

Based on the managerial income statement, the segment information considers the application of the following criteria:

Allocated capital: The impacts associated to capital allocation are included in the financial information. Accordingly, adjustments were made to the financial statements, based on a proprietary model. The Allocated Economic Capital (AEC) model was adopted for the financial statements by segments, and as from 2015, we changed the calculation methodology. The AEC considers, in addition to Tier l allocated capital, the effects of the calculation of expected loan losses, supplementary to the requirements of the Central Bank of Brazil, pursuant to CMN Circular No. 2,682/99. Accordingly, the Allocated Capital comprises the following components: Credit risk (including expected loss), operational risk, market risk and insurance underwriting risk. Based on the portion of allocated capital tier I, we calculated the Return on Allocated Economic Capital, which corresponds to an operational performance indicator consistently adjusted to the capital required to support the risk associated to asset and liability positions assumed, in conformity with our risk appetite.

Income tax rate: We consider the total income tax rate, net of the tax effect from the payment of interest on capital, for the Retail Banking, Wholesale Bank and Activities with the Market segments. The difference between the income tax amount calculated by segment and the effective income tax amount, as stated in the consolidated financial statements, is allocated to the Activities with the Market + Corporation column.

•	Reclassification and application of managerial criteria

The managerial statement of income was used to prepare information per segment. These statements were obtained based on the statement of income adjusted by the impact of non-recurring events and the managerial reclassifications in income.

We describe below the main reclassifications between the accounting and managerial results:

Banking product: The banking product considers the opportunity cost for each operation. The financial statements were adjusted so that the stockholders’ equity was replaced by funding at market price. Subsequently, the financial statements were adjusted to include revenues related to capital allocated to each segment. The cost of subordinated debt and the respective remuneration at market price were proportionally allocated to the segments, based on the economic allocated capital.

Hedge tax effects: The tax effects of the hedge of investments abroad were adjusted – these were originally recorded in the tax expenses (PIS and COFINS) and Income Tax and Social Contribution on net income lines – and are now reclassified to the margin. The strategy to manage the foreign exchange risk associated to the capital invested abroad aims at preventing the effects of the exchange rates variation on income. In order to achieve this objective, we used derivative instruments to hedge against such foreign currency risk, with investments remunerated in Brazilian Reais. The hedge strategy for foreign investments also considers the impact of all tax effects levied.

Insurance: Insurance business revenues and expenses were concentrated in Income related to Insurance, pension plan and capitalization operations. The main reclassifications of revenues refer to the financial margins obtained with the technical provisions of insurance, pension plan and capitalization, in addition to revenue from management of pension plan funds.

Other reclassifications: Other Income, Share of Income of Associates, Non-Operating Income, Profit Sharing of Management Members and Expenses for Credit Card Reward Program were reclassified to those lines representing the way the institution manages its business, enabling greater understanding for performance analysis. Accordingly, equity in earnings of investment in Banco CSF S.A. (“Banco Carrefour”) was reclassified to the financial margin line.

The adjustments and reclassifications column shows the effects of the differences between the accounting principles followed for the presentation of segment information, which are substantially in line with the accounting practices adopted for financial institutions in Brazil, except as described above, and the policies used in the preparation of these consolidated financial statements according to IFRS. Main adjustments are as follows:

•	Allowance for Loan Losses, which, under IFRS (IAS 39), should be recognized upon objective evidence that loan operations are impaired (incurred loss), and the Expected Loss concept is adopted according to Brazilian accounting standards;

•	Shares and units classified as permanent investments were stated at fair value under IFRS (IAS 39 and 32), and their gains and losses were directly recorded to Stockholders’ Equity, not passing through income for the period;

•	Effective interest rates, financial assets and liabilities stated at amortized cost, are recognized by the effective interest rate method, allocating revenues and costs directly attributable to acquisition, issue or disposal for the transaction period of the operation; according to Brazilian standards, fee expenses and income are recognized as these transactions are engaged;

•	Business combinations are accounted for under the acquisition method in IFRS (IFRS 3), in which the purchase price is allocated among assets and liabilities of the acquired company, and the amount not subject to allocation, if any, is recognized as goodwill. Such amount is not amortized, but is subject to an impairment test.

ITAÚ UNIBANCO HOLDING S.A.

From January 1 to December 31, 2017

(In millions of Reais, except for share information)

Consolidated Statement of Income	Retail Banking	Wholesale Banking	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated
Banking product	69,600	28,748	10,620	108,968	2,082	111,050
Interest margin (1)	38,381	19,426	10,508	68,315	1,276	69,591
Banking service fees	23,963	8,876	46	32,885	1,563	34,448
Income related to insurance, private pension, and capitalization operations before claim and selling expenses	7,256	446	66	7,768	(2,516)	5,252
Other income	—	—	—	—	1,759	1,759
Cost of Credit and Claims	(13,324)	(5,882)	(6)	(19,212)	972	(18,240)
Expenses for allowance for loan and lease losses	(14,005)	(5,053)	(6)	(19,064)	(1,682)	(20,746)
Impairment	—	(1,094)	—	(1,094)	1,094	—
Discounts granted	(785)	(263)	—	(1,048)	1,048	—
Recovery of loans written off as loss	2,688	581	—	3,269	429	3,698
Expenses for claims / recovery of claims under reinsurance	(1,222)	(53)	—	(1,275)	83	(1,192)
Operating margin	56,276	22,866	10,614	89,756	3,054	92,810
Other operating income (expenses)	(37,280)	(14,523)	(1,647)	(53,450)	(7,149)	(60,599)
Non-interest expenses (2)	(32,885)	(13,265)	(831)	(46,981)	(7,137)	(54,118)
Tax expenses for ISS, PIS and COFINS and Other	(4,395)	(1,258)	(816)	(6,469)	(560)	(7,029)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	548	548
Net income before income tax and social contribution	18,996	8,343	8,967	36,306	(4,095)	32,211
Income tax and social contribution	(7,146)	(2,412)	(1,777)	(11,335)	3,392	(7,943)
Non-controlling interest in subsidiaries	(166)	117	(22)	(71)	(294)	(365)
Result of Citibank’s operations	(21)	—	—	(21)	21	—
Net income	11,663	6,048	7,168	24,879	(976)	23,903

(1)	Includes net interest and similar income and expenses of R$ 66,365 dividend income of R$ 301, net gain (loss) on investment securities and derivatives of R$ 3,175 and results from foreign exchange results and exchange variation of transactions abroad of R$ (250).
(2)	Refers to general and administrative expenses including depreciation expenses of R$ 1,564 amortization expenses of R$ 1,470 and insurance acquisition expenses of R$ 310.

Total assets (1) - 12/31/2017	970,137	604,384	119,309	1,503,503	(68,534)	1,434,969

Total liabilities - 12/31/2017	934,835	548,185	71,873	1,364,566	(77,603)	1,286,963

(1) Includes:
Investments in associates and joint ventures	1,168	—	3,986	5,154	17	5,171
Goodwill	1,452	6,666	—	8,118	2,598	10,716
Fixed assets, net	5,105	1,290	—	6,395	964	7,359
Intangible assets, net	7,286	1,028	—	8,314	353	8,667

The consolidated figures do not represent the sum of the segments because there are intercompany transactions that were eliminated only in the consolidated financial statements. Segments are assessed by top management, net of income and expenses between related parties.

ITAÚ UNIBANCO HOLDING S.A.

From January 1 to December 31, 2016

(In millions of Reais except per share information)

Consolidated Statement of Income	Retail Banking	Wholesale Banking	Actitivities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated
Banking product	70,496	30,498	9,412	110,406	8,255	118,661
Interest margin (1)	40,073	21,929	9,264	71,266	8,215	79,481
Banking service fees	22,659	8,072	59	30,790	1,128	31,918
Income related to insurance, private pension, and capitalization operations before claim and selling expenses	7,764	497	89	8,350	(2,470)	5,880
Other income	—	—	—	—	1,382	1,382
Cost of Credit and Claims	(15,820)	(10,645)	71	(26,394)	4,272	(22,122)
Expenses for allowance for loan and lease losses	(16,717)	(8,914)	71	(25,560)	1,181	(24,379)
Impairment	(26)	(1,856)	—	(1,882)	1,882	—
Discounts granted	(893)	(318)	—	(1,211)	1,211	—
Recovery of loans written off as loss	3,242	502	—	3,744	(2)	3,742
Expenses for claims / recovery of claims under reinsurance	(1,426)	(59)	—	(1,485)	—	(1,485)
Operating margin	54,676	19,853	9,483	84,012	12,527	96,539
Other operating income (expenses)	(37,202)	(13,410)	(2,387)	(52,999)	(5,348)	(58,347)
Non-interest expenses (2)	(32,883)	(12,034)	(1,616)	(46,533)	(4,371)	(50,904)
Tax expenses for ISS, PIS and COFINS and Other	(4,319)	(1,376)	(771)	(6,466)	(1,505)	(7,971)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	528	528
Net income before income tax and social contribution	17,474	6,443	7,096	31,013	7,179	38,192
Income tax and social contribution	(6,328)	(1,081)	(1,237)	(8,646)	(5,964)	(14,610)
Non-controlling interest in subsidiaries	(223)	79	(1)	(145)	(174)	(319)
Net income	10,923	5,441	5,858	22,222	1,041	23,263

(1)	Includes net interest and similar income and expenses of R$ 66,369 dividend income of R$ 288, net gain (loss) on investment securities and derivatives of R$ 7,311 and foreign exchange results and exchange variation on transactions of abroad R$ 5,513.
(2)	Refers to general and administrative expenses including depreciation expenses of R$ 1,702 amortization expenses of R$ 1,292 and insurance acquisition expenses of R$ 721.

Total assets (1) - 12/31/2016	909,779	585,088	116,401	1,427,084	(73,843)	1,353,241

Total liabilities - 12/31/2016	877,792	525,390	80,810	1,299,869	(81,442)	1,218,427

(1) Includes:
Investments in associates and joint ventures	1,325	—	3,106	4,431	642	5,073
Goodwill	1,398	6,171	—	7,569	2,106	9,675
Fixed assets, net	5,635	1,177	—	6,812	1,230	8,042
Intangible assets, net	6,559	1,105	—	7,664	(283)	7,381

The Consolidated figures do not represent the sum of the segments because there are intercompany transactions that were eliminated only in the consolidated financial statements. Segments are assessed by top management, net of income and expenses between related parties.

ITAÚ UNIBANCO HOLDING S.A.

From January 1 to December 31, 2015

(In millions of Reais except per share information)

Consolidated Statement of Income	Retail Banking	Wholesale Banking	Actitivities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated
Banking product	71,203	25,898	7,641	104,742	(12,731)	92,011
Interest margin (1)	41,705	18,171	7,513	67,389	(12,781)	54,608
Banking service fees	21,159	7,282	59	28,500	952	29,452
Income related to insurance, private pension, and capitalization operations before claim and selling expenses	8,339	445	69	8,853	(2,181)	6,672
Other income	—	—	—	—	1,279	1,279
Cost of Credit and Claims	(14,601)	(6,055)	98	(20,558)	(777)	(21,335)
Expenses for allowance for loan and lease losses	(16,232)	(6,764)	98	(22,898)	(1,619)	(24,517)
Impairment	—	(85)	—	(85)	85	—
Discounts granted	(708)	(39)	—	(747)	747	—
Recovery of loans written off as loss	3,886	883	—	4,769	10	4,779
Expenses for claims / recovery of claims under reinsurance	(1,547)	(50)	—	(1,597)	—	(1,597)
Operating margin	56,602	19,843	7,739	84,184	(13,508)	70,676
Other operating income (expenses)	(35,924)	(11,130)	(1,948)	(49,002)	(3,409)	(52,411)
Non-interest expenses (2)	(31,547)	(9,877)	(1,522)	(42,946)	(4,680)	(47,626)
Tax expenses for ISS, PIS and COFINS and Other	(4,377)	(1,253)	(426)	(6,056)	651	(5,405)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	620	620
Net income before income tax and social contribution	20,678	8,713	5,791	35,182	(16,917)	18,265
Income tax and social contribution	(7,263)	(2,691)	(1,040)	(10,994)	18,885	7,891
Non-controlling interest in subsidiaries	(342)	—	(14)	(356)	(60)	(416)
Net income	13,073	6,022	4,737	23,832	1,908	25,740

(1)	Includes net interest and similar income and expenses of R$ 72,725, dividend income of R$ 98 net gain (loss) on investment securities and derivatives of R$ (11,862) and foreign exchange results and exchange variation on transactions of abroad R$ (6,353).
(2)	Refers to general and administrative expenses including depreciation expenses of R$ 1,688, amortization expenses of R$ 910 and insurance acquisition expenses of R$ 1,138.

Total assets (1) - 12/31/2015	873,202	547,236	127,716	1,359,172	(82,757)	1,276,415

Total liabilities - 12/31/2015	840,033	502,887	97,017	1,250,955	(88,599)	1,162,356

(1) Includes:
Investments in associates and joint ventures	1,064	—	2,436	3,500	899	4,399
Goodwill	232	—	—	232	1,825	2,057
Fixed assets, net	5,781	1,274	—	7,055	1,486	8,541
Intangible assets, net	6,606	857	—	7,463	(1,168)	6,295

The Consolidated figures do not represent the sum of the segments because there are intercompany transactions that were eliminated only in the consolidated financial statements. Segments are assessed by top management, net of income and expenses between related parties.

Information on the result of main services and products and noncurrent assets by geographic area are as follows:

	01/01 to 12/31/2017			01/01 to 12/31/2016			01/01 to 12/31/2015
	Brazil	Abroad	Total	Brazil	Abroad	Total	Brazil	Abroad	Total
Income related to financial operations (1) (2)	129,815	18,101	147,916	154,653	19,954	174,607	117,140	12,532	129,672
Income related to insurance, private pension and capitalization
operations before claim and selling expenses	5,105	147	5,252	5,748	132	5,880	6,570	102	6,672
Banking service fees	31,296	3,152	34,448	29,061	2,857	31,918	27,072	2,380	29,452
Non-current assets (3)	12,695	3,331	16,026	13,299	2,124	15,423	13,841	995	14,836

(1)	Includes interest and similar income, dividend income, net gain (loss) on investment securities and derivatives, foreign exchange results, and exchange variation on transactions.
(2)	ITAÚ UNIBANCO HOLDING does not have clients representing 10% or higher of its revenues.